Non Purchased Loans - Activity in Related Party Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2019	$ 387
Principal additions	690
Principal reductions	(231)
Balance outstanding at December 31, 2020	$ 846